Schedule of Transaction and Balance Amount due to/from Related Parties (Details) - CNY (¥) ¥ in Thousands		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Advertisement Costs Charged from a Related Party [Member]
Related Party Transaction [Line Items]
Amount due from related parties	[1]	¥ 1,031	¥ 345	¥ 14,564
Others advertising and promotional costs charged from a related party [Member]
Related Party Transaction [Line Items]
Amount due from related parties	[2]		189	7,945
Related Party [Member]
Related Party Transaction [Line Items]
Amount due to related parties	[1]	480	154
Amount due from related parties	[3]	44,500	45,787
Advertising and Marketing Service Provided to Related Party [Member]
Related Party Transaction [Line Items]
Amount due to related parties	[3]		¥ 17	¥ 2,451

[1]	In 2019 the Group entered into CPM (cost per impression) arrangements with media platforms under the common control of the founder for the Group’s customer’s advertisement placement. The total service fee charged from related parties amounted to RMB14.6 million, RMB0.3 million and RMB1 million for the years ended December 31, 2022, 2023 and 2024, respectively.
[2]	For the years ended December 31, 2022, 2023 and 2024, the service fee charged from related parties represented the expense charged from companies under common control of the founder which provided the Group advertising and marketing related promotion services.
[3]	For the years ended December 31, 2022, 2023 and 2024, the service fee of RMB2.5 million, nil and nil million charged to related parties represents advertising and marketing services provided to companies under the common control of the founder, to help promote these companies’ online applications, which were developed in late 2018. As of December 31, 2023 and 2024, the amounts due from related parties that pertains to accounts receivable from related party revenues generated was RMB45.8 million and RMB45.3 million respectively. Although the balance as of December 31, 2024 is overdue, as these companies are under the common control of the founder and they have demonstrated an ability to continuously pay off their balances, the Company did not view this delay in payment as a sign of collectability risk.